Total
Tradr 1.75X Long FXI Weekly ETF
Tradr 1.75X Long FXI Weekly ETF
Investment Objective

The Tradr 1.75X Long FXI Weekly ETF seeks calendar week investment results, before fees and expenses, that correspond to one and a three-quarter times (175%) the calendar week performance of the iShares® China Large-Cap ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar week.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tradr 1.75X Long FXI Weekly ETF Tradr 1.75X Long FXI Weekly ETF
Management fees	1.00%
Distribution and Service (Rule 12b-1) fees	none
Other expenses	0.98%	[1]
Total annual fund operating expenses	1.98%	[2]
Fee waiver and expense reimbursement	(0.68%)	[3]
Total annual fund operating expenses after fee waiver and reimbursement	1.30%	[1],[2]
[1]	“Other expenses” are estimated for the current fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap, is estimated to be 0.50% for the fiscal year ending March 31, 2025.
[3]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.30%. This agreement is effective until August 31, 2025, and it may be terminated before that date only by IMST II’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years
Tradr 1.75X Long FXI Weekly ETF | Tradr 1.75X Long FXI Weekly ETF | USD ($)	132	556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a three-quarter leveraged exposure to the calendar week performance of the iShares® China Large-Cap ETF. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar week basis, before fees and expenses, 175% performance of the iShares® China Large-Cap ETF for a full calendar week, and not for any other period, by entering into one or more swaps on the iShares® China Large-Cap ETF. A “full calendar week” is measured from the close of trading on the last business day of one calendar week to the close of trading on the last business day of the following calendar week. Business day means each day the NYSE is open for trading. For example, if Thursday is the last business day of a calendar week and Friday is the last business day of the following calendar week, the calendar week performance is measured from the closing of trading on Thursday of the week to the close of trading on Friday of the following calendar week.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the iShares® China Large-Cap ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the iShares® China Large-Cap ETF. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 175% of the iShares® China Large-Cap ETF’s weekly return, and expects to rebalance the Fund’s holdings weekly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of iShares® China Large-Cap ETF intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of iShares® China Large-Cap ETF (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -28%. For example, if the price of iShares® China Large-Cap ETF drops by 28% for the period by Wednesday of the calendar week, the Fund will rebalance its portfolio on Wednesday by resetting the swaps to the 175% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the iShares® China Large-Cap ETF is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The iShares® China Large-Cap ETF is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the performance of the largest companies in the Chinese equity market that trade on the Stock Exchange of Hong Kong (SEHK) and are available to international investors, as determined by the index provider. The underlying index consists of 50 of the largest and most actively traded Chinese companies. H-Shares, P-Chips and Red-Chips are eligible for inclusion in the underlying index. H-Shares are securities of companies incorporated in the People’s Republic of China (“PRC”) and nominated by the Central Government for listing and trading on the Stock Exchange of Hong Kong. P-Chips are companies controlled by Mainland China individuals, with the establishment and origin of the company in Mainland China. P-Chips must be incorporated outside of the PRC and traded on the Stock Exchange of Hong Kong with a majority of revenues or assets derived from Mainland China. Red-Chips are companies incorporated outside the PRC that trade on the Stock Exchange of Hong Kong and are substantially owned, directly or indirectly, by Mainland China state entities and with the majority of revenue or assets derived from Mainland China. Other Chinese share classes are ineligible for inclusion in the underlying index.

The Fund has derived all disclosures contained in this document regarding the iShares® China Large-Cap ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor and any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the iShares® China Large-Cap ETF. None of the Fund, the Trust, the Advisor and any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the iShares® China Large-Cap ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the iShares® China Large-Cap ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the iShares® China Large-Cap ETF could affect the value of the Fund’s investments with respect to the iShares® China Large-Cap ETF and therefore the value of the Fund.

None of the Trust, the Fund, and their affiliates makes any representation to you as to the performance of the iShares® China Large-Cap ETF.

THE TRADR 1.75X LONG FXI WEEKLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH iSHARES® CHINA LARGE-CAP ETF, iSHARES TRUST, OR BLACKROCK FUND ADVISORS.

Principal Risks
Performance

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.